CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax effect related to available-for-sale investments	$ (29)	$ 60	$ (212)
Tax effect related to cash flow hedges	(115)	196	30
Google Inc.
Tax effect related to available-for-sale investments	(29)	60	(212)
Tax effect related to cash flow hedges	$ (115)	$ 196	$ 30